Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Summary of Significant Accounting Policies

Note 3 - Summary of Significant Accounting Policies

Basis of Consolidation

Duo World Inc. is the parent company of its 100% subsidiaries Duo Software (Pvt.) Limited (DSSL) and Duo Software Pte. Limited (DSS). Duo Software Pte. Limited is the parent company of its 100% subsidiary Duo Software India (Private) Limited (India). All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-confirming events. Accordingly, the actual results could differ from those estimates. The most significant estimates relate to the timing and amounts of revenue recognition, the recognition and disclosure of contingent liabilities and the collectability of accounts receivable.

Risks and Uncertainties

The Company’s operations are subject to significant risk and uncertainties including financial, operational, competition and potential risk of business failure. Product revenues are concentrated in the application software industry, which is highly competitive and rapidly changing. Significant technological changes in the industry or customer requirements, or the emergence of competitive products with new capabilities or technologies could adversely affect operating results

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents with various high quality financial institutions and we monitor the credit ratings of those institutions. The Company’s sales are primarily to the companies located in Sri Lanka, Singapore Indonesia and India. The Company performs ongoing credit evaluations of our customers, and the risk with respect to trade receivables is further mitigated by the diversity, both by geography and by industry, of the customer base. Accounts receivable are due principally from the companies understated contract terms.

Provisions

A provision is recognized when the company has present obligations because of past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and reliable estimate can be made of amount of the obligation. Provisions are not discounted at their present value and are determined based on the best estimate required to settle the obligation at the reporting date. These estimates are reviewed at each reporting date and adjusted to reflect the current best estimates.

Accounts Receivable and Provision for Doubtful Accounts

The Company recognizes accounts receivable in connection with the products sold and services provided and have strong policies and procedures for the collection receivables from its clients. However, there are inevitably occasions when the receivables due to the company, cannot be collected and therefore has to be written off as bad debts. While the debt collection process is being pursued, an assessment is made of the likelihood of the receivable being collectable. A provision is therefore made against the outstanding receivable to reflect that component that may not become collectable. The company is in the practice of provisioning for doubtful debts based on the period outstanding as per the following:

Provision
Trade receivables outstanding:
Over 24 months	100%
Over 18 months	50%
Over 15 months	25%
Over 12 months	10%
Over 9 months	5%

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2015 and March 31, 2015, there were no cash equivalents.

Foreign Currency Translation

The functional currencies of the Company’s foreign subsidiaries are their local currencies. For financial reporting purposes, these currencies have been translated into United States Dollars ($) and/or USD as the reporting currency. All assets and liabilities denominated in foreign functional currencies are translated into U.S. dollars at the closing exchange rate on the balance sheet date and equity balances are translated at historical rates. Revenues, costs and expenses in foreign functional currencies are translated at the average rate of exchange during the period. Translation adjustments arising from the use of different exchange rates from period to period are included as a component of shareholders’ deficit as “accumulated other comprehensive income (loss).” Gains and losses resulting from foreign currency transactions are included in the statement of operations and comprehensive income / (loss) as other income (expense).

Fixed assets

Fixed assets (including leasehold improvements) are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed utilizing the straight-line method over the estimated useful lives of the related assets. The estimated salvage value is considered as NIL. Amortization of leasehold improvements is computed utilizing the straight-line method over the estimated benefit period of the related assets, which may not exceed 15 years, or the lease term, if shorter. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. In case of sale or disposal of an asset, the cost and related accumulated depreciation are removed from the consolidated financial statements.

Useful lives of the fixed assets are as follows:

Furniture & Fittings	5 years
Improvements to lease hold assets	Lease term
Office equipment	5 years
Computer equipment (Data Processing Equipment)	5 years
Website development	5 years

Impairment of Long-Lived Assets

The Company reviews long-lived assets, such as property, plant, and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Fair Value Measurements and Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Revenue Recognition, Deferred& Accrued Revenue

The Company recognizes revenue from the sales of software licenses and related services in accordance with ASC Topic 605, Revenue Recognition. ASC Topic 605 sets forth guidance as to when revenue is realized or realizable and earned, which is generally, when all of the following criteria are met:

●	Persuasive evidence of an arrangement exists. Evidence of an arrangement generally consists of a contract or purchase order signed by the customer.

●	Delivery has occurred or services have been performed. Services are considered delivered as the work is performed or, in the case of maintenance, over the contractual service period. The Company uses written evidence of customer acceptance to verify delivery or completion of any performance terms.

●	The seller’s price to the buyer is fixed or determinable. The Company assesses whether the sales price is fixed or determinable based on payment terms associated with the transaction and whether the sales price is subject to refund or adjustment.

●	Collectability is reasonably assured. The Company assesses collectability primarily based on the creditworthiness of the customer as determined by credit checks and related analysis, as well as the Customer’s payment history, economic conditions in the customer’s industry and geographic location and general economic conditions. If we do not consider collection of a fee to be probable, we defer the revenue until the fees are collected, provided all other conditions for revenue recognition have been met.

The Company typically licenses its products on a per server, per user basis with the price per customer varying based on the selection of the products licensed, the number of site installations and the number of authorized users. Currently, Duo is offering two major products from which it generates its revenue they are “Duo Contact” & “Duo Subscribe”. In the case of “Duo Contact”, Duo offers license to use software to its clients under an agreement. Invoices are raised monthly over the term of agreement. Then it recognizes revenue monthly over the term of the underlying arrangement. In the case of “Duo Subscribe”, Duo sells its software license along with software implementation and annual maintenance services under an agreement with various clients. The Company raises invoice on key milestone basis as defined in the agreement. Then it recognizes revenue based on stage of completion basis. Revenues from consulting and training services are typically recognized as the services are performed.

The Company offers annual maintenance programs on its licenses that provide for technical support and updates to the Company’s software products. Maintenance fees are bundled with license fees in the initial licensing period and charged separately for renewals of annual maintenance in subsequent years. Fair value for maintenance is based upon either renewal rates stated in the contracts or separate sales of renewals to customers. Revenue is recognized ratably, or daily, over the term of the maintenance period, which is typically one year.

For the three and nine months ended December 31, 2015 and 2014, the Company received only cash as consideration for sale of licenses and related services rendered.

At December 31, 2015 and March 31, 2015, the Company had following concentrations of accounts receivables with customers:

Customer	December 31, 2015	March 31, 2015

Megamedia	35.99%	39.34%
Digicable	23.95%	28.61%
Hutchison	2.51%	5.83%
Dish Media	4.48%	3.82%
Mediatama	1.68%	3.69%
Fastway	5.61%	3.48%
Technosat	3.00%	2.89%
DEN Networks	2.06%	2.66%
Topas	4.37%	2.64%
PT Global	4.31%	1.84%
Other misc. receivables	12.04%	5.20%
	100.00%	100.00%

For the three months ended December 31, 2015 and 2014, the Company had following concentrations of revenues with customers:

Customer	December 31, 2015	December 31, 2014

Megamedia	31.89%	22.07%
DEN Networks	26.38%	22.18%
Hutchison	13.66%	13.81%
Topas TV	7.86%	1.60%
Mediatama	4.70%	9.98%
Dish Media	6.20%	5.98%
HelloCorp	3.35%	3.50%
Medianet	1.49%	-
DigiCable	-	11.78%
Other misc. customers	4.46%	9.10%
	100.00%	100.00%

Deferred Revenue - Deferred revenue represents advance payments for software licenses, services, and maintenance billed in advance of the time revenue is recognized. As at December 31, 2015 and March 31, 2015, deferred revenue was $16,879 and $26,892 respectively.

Accrued Revenue/Unbilled Accounts Receivable - Accrued revenue / unbilled accounts receivable primarily occur due to the timing of the respective billings, which occur subsequent to the end of each reporting period. As at December 31, 2015 and March 31, 2015, unbilled / accrued revenues were $55,258 and $58,210 respectively.

Cost of Revenue

Cost of revenue mainly includes product implementation costs related to the products offered by Duo. These costs include the cost of personnel to conduct implementations, customer support and consulting, and other personnel-related expenses. The aggregate cost related to the software licenses implementations including support and consulting services pertaining to the revenue recognized during the reporting period, is recognized as Cost of Revenue.

Product research and development

Product research and development expenses consist primarily of salary and benefits for the Company’s development and technical support staff, contractors’ fees and other costs associated with the enhancements of existing products and services and development of new products and services. Costs incurred for software development prior to technological feasibility are expensed as product research and development costs in the period incurred. Once the point of technological feasibility is reached, which is generally the completion of a working prototype that has no critical bugs and is a release candidate; development costs are capitalized until the product is ready for general release and are classified within “Intangibles assets” in the accompanying consolidated balance sheets. The Company amortizes capitalized software development costs using the greater of the ratio of the products’ current gross revenues to the total of current gross revenues and expected gross revenues or on a straight-line basis over the estimated economic life of the related product, which is typically four years.

During the three months ending on December 31, 2015 and 2014, product research and development cost of $78,592 and $49,191 respectively, was capitalized as “Intangible assets”.

Advertising Costs

The Company expenses advertising costs as incurred. The amount expensed during the three months ended December 31, 2015 and 2014 was $587 and $596, respectively and is included in selling and distribution expense in the accompanying consolidated statements of operations.

Comprehensive Income (Loss)

The Comprehensive Income Topic of the FASB Accounting Standards Codification establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) from April 1, 2014 through December 31, 2014 and from April 1, 2015 through December 31, 2015, includes only foreign currency translation gains (losses), and is presented in the Company’s consolidated statements of comprehensive income (loss).

Changes in Accumulated Other Comprehensive Income (Loss) by Component during the periods ending on December 31, 2015 and March 31, 2014 were as follows:

Foreign Currency Translation gains (losses)

Balance, March 31, 2014	$21,180
Translation rate gain	63,129
Balance, March 31, 2015	$84,309
Translation rate gain	18,971
Balance, December 31, 2015	$103,280

Recent Accounting Pronouncements

The Company has reviewed accounting pronouncements that were issued as of December 31, 2015 and believes that these pronouncements are not applicable to the Company, or that they will not have a material impact on the Company’s financial position or results of operations.

Note 3 - Summary of Significant Accounting Policies

Basis of Consolidation

The accompanying consolidated Financial Statements include the accounts and transactions of DSSL and DSS (Predecessors) and Duo (Successor).Duo World Inc. is the parent company of its 100% subsidiaries Duo Software (Pvt.) Limited (DSSL) and Duo Software Pte. Limited (DSS). Duo Software Pte. Limited is the parent company of its 100% subsidiary Duo Software India (Private) Limited (India). All significant inter-company accounts and transactions have been eliminated in consolidation.

Year end

Fiscal year of the Company begins on April 1 and ends on March 31.

Use of Estimates

The preparation of consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non confirming events. Accordingly, the actual results could differ from those estimates. The most significant estimates relate to the timing and amounts of revenue recognition, the recognition and disclosure of contingent liabilities and the collectability of accounts receivable.

Risks and Uncertainties

The Company’s operations are subject to significant risk and uncertainties including financial, operational, competition and potential risk of business failure. Product revenues are concentrated in the application software industry, which is highly competitive and rapidly changing. Significant technological changes in the industry or customer requirements, or the emergence of competitive products with new capabilities or technologies could adversely affect operating results.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents with various high quality financial institutions and we monitor the credit ratings of those institutions. The Company’s sales are primarily to the companies located in Sri Lanka, Singapore Indonesia and India. The Company performs ongoing credit evaluations of our customers, and the risk with respect to trade receivables is further mitigated by the diversity, both by geography and by industry, of the customer base. Accounts receivable are due principally from the companies understated contract terms.

Provisions

A provision is recognized when the company has present obligations as a result of past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and reliable estimate can be made of amount of the obligation. Provisions are not discounted at their present value and are determined based on the best estimate required to settle the obligation at the reporting date. These estimates are reviewed at each reporting date and adjusted to reflect the current best estimates.

Accounts Receivable and Provision for Doubtful Accounts

The Company recognizes accounts receivable in connection with the products sold and services provided and have strong policies and procedures for the collection receivables from its clients. However, there are inevitably occasions when the receivables due to the company, cannot be collected and therefore has to be written off as bad debts. While the debt collection process is being pursued, an assessment is made of the likelihood of the receivable being collectable. A provision is therefore made against the outstanding receivable to reflect that component that may not become collectable. The company is in the practice of provisioning for doubtful debts based on the period outstanding as per the following:

Provision
Trade receivables outstanding:
Over 24 months	100%
Over 18 months	50%
Over 15 months	25%
Over 12 months	10%
Over 9 months	5%

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of March 31, 2015 and 2014, there were no cash equivalents.

Foreign Currency Translation

The functional currencies of the Company’s foreign subsidiaries are their local currencies. For financial reporting purposes, these currencies have been translated into United States Dollars ($) and/or USD as the reporting currency. All assets and liabilities denominated in foreign functional currencies are translated into U.S. dollars at the closing exchange rate on the balance sheet date and equity balances are translated at historical rates. Revenues, costs and expenses in foreign functional currencies are translated at the average rate of exchange during the period. Translation adjustments arising from the use of different exchange rates from period to period are included as a component of shareholders’ deficit as “accumulated other comprehensive income (loss).” Gains and losses resulting from foreign currency transactions are included in the statement of operations and comprehensive income /(loss) as other income (expense).

Fixed assets

Fixed assets (including leasehold improvements) are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed utilizing the straight-line method over the estimated useful lives of the related assets. The estimated salvage value is considered as NIL. Amortization of leasehold improvements is computed utilizing the straight-line method over the estimated benefit period of the related assets, which may not exceed 15 years, or the lease term, if shorter. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. In case of sale or disposal of an asset, the cost and related accumulated depreciation are removed from the consolidated financial statements.

Useful lives of the fixed assets are as follows:

Furniture & Fittings	5 years
Improvements to lease hold assets	Lease term
Office equipment	5 years
Computer equipment (Data Processing Equipment)	5 years
Website development	5 years

Impairment of Long-Lived Assets

The Company reviews long-lived assets, such as property, plant, and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Fair Value Measurements and Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Revenue Recognition, Deferred& Accrued Revenue

The Company recognizes revenue from the sales of software licenses and related services in accordance with ASC Topic 605, Revenue Recognition. ASC Topic 605 sets forth guidance as to when revenue is realized or realizable and earned, which is generally when all of the following criteria are met:

●	Persuasive evidence of an arrangement exists. Evidence of an arrangement generally consists of a contract or purchase order signed by the customer.

●	Delivery has occurred or services have been performed. Services are considered delivered as the work is performed or, in the case of maintenance, over the contractual service period. The Company uses written evidence of customer acceptance to verify delivery or completion of any performance terms.

●	The seller’s price to the buyer is fixed or determinable. The Company assesses whether the sales price is fixed or determinable based on payment terms associated with the transaction and whether the sales price is subject to refund or adjustment.

●	Collectability is reasonably assured. The Company assesses collectability primarily based on the creditworthiness of the customer as determined by credit checks and related analysis, as well as the Customer’s payment history, economic conditions in the customer’s industry and geographic location and general economic conditions. If we do not consider collection of a fee to be probable, we defer the revenue until the fees are collected, provided all other conditions for revenue recognition have been met.

The Company typically licenses its products on a per server, per user basis with the price per customer varying based on the selection of the products licensed, the number of site installations and the number of authorized users. Currently, Duo is offering two major products from which it generates its revenue they are “Duo Contact” & “Duo Subscribe”. In the case of “Duo Contact”, Duo offers license to use software to its clients under an agreement. Invoices are raised monthly over the term of agreement. Then it recognizes revenue monthly over the term of the underlying arrangement. In the case of “Duo Subscribe”, Duo sells its software license along with software implementation and annual maintenance services under an agreement with various clients. The Company raises invoice on key milestone basis as defined in the agreement. Then it recognizes revenue on the basis of stage of completion basis. Revenues from consulting and training services are typically recognized as the services are performed.

The Company offers annual maintenance programs on its licenses that provide for technical support and updates to the Company’s software products. Maintenance fees are bundled with license fees in the initial licensing period and charged separately for renewals of annual maintenance in subsequent years. Fair value for maintenance is based upon either renewal rates stated in the contracts or separate sales of renewals to customers. Revenue is recognized ratably, or daily, over the term of the maintenance period, which is typically one year.

For the years ended March 31, 2015 and 2014, the Company received only cash as consideration for sale of licenses and related services rendered.

At March 31, 2015 and 2014, the Company had following concentrations of accounts receivables with customers:

Customer	31-Mar-15	31-Mar-14

Megamedia	39.34%	36.73%
Digicable	28.61%	8.74%
Hutchison	5.83%	4.74%
Dish Media	3.82%	2.86%
Mediatama	3.69%	12.11%
Fastway	3.48%	8.00%
Technosat	2.89%	3.01%
DEN Networks	2.66%	14.36%
Topas	2.64%	0.00%
Pentavision	1.84%	3.53%
Other 11 receivables	5.20%	5.91%
	100.00%	100.00%

For the years ended March 31, 2015 and 2014, the Company had following concentrations of revenues with customers:

Customer	March 31, 2015	March 31, 2014

Megamedia	29.49%	23.46%
DEN Networks	21.31%	19.23%
Hutchison	12.53%	14.10%
Mediatama	5.50%	11.01%
Digicable	6.91%	10.20%
Dish Media	8.61%	5.27%
HelloCorp	3.14%	3.51%
Fastway (DSI)	0.00%	2.24%
Topas TV	1.90%	0.00%
Other Misc. customers	10.62%	10.99%
	100.00%	100.00%

Deferred Revenue -Deferred revenue represents advance payments for software licenses, services, and maintenance billed in advance of the time revenue is recognized. As at March 31, 2015 and 2014, deferred revenue was $26,892and $125,290 respectively.

Accrued Revenue/Unbilled Accounts Receivable -Accrued revenue/Unbilled accounts receivable primarily occur due to the timing of the respective billings, which occur subsequent to the end of each reporting period. As at March 31, 2015 and 2014, unbilled/accrued revenues were $58,210 and $148,571 respectively.

Cost of Revenue

Cost of revenue mainly includes product implementation costs related to the products offered by Duo. These costs include the cost of personnel to conduct implementations, customer support and consulting, and other personnel-related expenses. The aggregate cost related to the software licenses implementations including support and consulting services pertaining to the revenue recognized during the reporting period, is recognized as Cost of Revenue.

Product research and development

Product research and development expenses consist primarily of salary and benefits for the Company’s development and technical support staff, contractors’ fees and other costs associated with the enhancements of existing products and services and development of new products and services. Costs incurred for software development prior to technological feasibility are expensed as product research and development costs in the period incurred. Once the point of technological feasibility is reached, which is generally the completion of a working prototype that has no critical bugs and is a release candidate; development costs are capitalized until the product is ready for general release and are classified within “Intangibles assets” in the accompanying consolidated balance sheets. The Company amortizes capitalized software development costs using the greater of the ratio of the products’ current gross revenues to the total of current gross revenues and expected gross revenues or on a straight-line basis over the estimated economic life of the related product, which is typically four years.

During the years ending on March 31, 2015 and 2014, product research and development cost of $190,210 and $239,770, respectively, was capitalized as “Intangible assets”.

Advertising Costs

The Company expenses advertising costs as incurred. The amount expensed during the years ended March 31, 2015 and 2014 was $6,750 and $30,098, respectively and is included in selling and distribution expense in the accompanying consolidated statements of operations.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Comprehensive Income

The Comprehensive Income Topic of the FASB Accounting Standards Codification establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income from April 1, 2013 through March 31, 2015, includes only foreign currency translation gains (losses), and is presented in the Company’s consolidated statements of comprehensive income.

Changes in Accumulated Other Comprehensive Income (Loss) by Component during the years ending on March 31, 2015 and 2014 were as follows:

Foreign Currency Translation gains (losses)

Balance, March 31, 2013	$(2,461)
Translation rate gain (loss)	18,720
Balance, March 31, 2014	21,180

Translation rate gain (loss)	63,129
Balance, March 31, 2015	$84,309

Recent Accounting Pronouncements

The Company has reviewed accounting pronouncements that were issued as of March 31, 2015 and believes that these pronouncements are not applicable to the Company, or that they will not have a material impact on the Company’s financial position or results of operations.

Duo Software (Pvt.) Limited [Member]
Summary of Significant Accounting Policies

Note 3 - Summary of Significant Accounting Policies

Basis of Combination

The accompanyingcombined financial statements include the combined accounts of Duo Software (Pvt.) Limited and its related entity (Duo Software Pte. Limited) .The Company has elected to present combined financial statements because both combined entities are under common ownership by a sole shareholder and subsequent the balance sheet date, both entities entered into a reverse merger with a newly formed US entity called Duo World Inc. All significant affiliate and intercompany accounts and transactions have been eliminated.

Year end

Fiscal year of the Company begins on April 1 and ends on March 31.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets , liabilities ,disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.Making estimates requires management to exercise significant judgment. It is least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non confirming events. Accordingly, the actual results could differ from those estimates. The most significant estimates relate to the timing and amounts of revenue recognition, the recognition and disclosure of contingent liabilities and the collectability of accounts receivable.

Risks and Uncertainties

The Company’s operations are subject to significant risk and uncertainties including financial, operational, competition and potential risk of business failure. Product revenues are concentrated in the application software industry, which is highly competitive and rapidly changing. Significant technological changes in the industry or customer requirements or the emergence of competitive products with new capabilities or technologies could adversely affect operating results.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents with various high quality financial institutions and we monitor the credit ratings of those institutions. The Company’s sales are primarily to the companies located in Sri Lanka, Singapore, Indonesia and India. The Company performs ongoing credit evaluations of our customers, the risk with respect to trade receivables is further mitigated with the diversity, both by geography and by industry, of the customer base. Accounts receivable are due principally from the companies under the stated contract terms.

Provisions

A provision is recognized when the company has present obligations as a result of past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and reliable estimate can be made of amount of the obligation. Provisions are not discounted at their present value and are determined based on the best estimate required to settle the obligation at the reporting date. These estimates are reviewed at each reporting date and adjusted to reflect the current best estimates.

Accounts Receivable and Provision for Doubtful Accounts

The Company recognizes accounts receivable in connection with the products sold and services provided and have strong policies and procedures for the collection of receivables from its clients. However, there are inevitably occasions when the receivables are due to the company, cannot be collected and therefore has to be written off as bad debts.While the debt collection process is being pursued, an assessment is made of the likelihood of receivables being collectable. A provision is therefore made against the outstanding receivable to reflect that component that may not become collectable. The company is in the practice of provisioning for doubtful debts based on the period outstanding as per the following:

Provision
Trade receivables outstanding:
Over24 months	100%
Over18 months	50%
Over15 months	25%
Over12 months	10%
Over9 months	5%

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of March 31, 2014 and 2013, there were no cash equivalents.

Foreign Currency Translation

The functional currencies of the Company’s foreign subsidiaries are their local currencies. For financial reporting purposes, these currencies have been translated into United States Dollars ($) and/or USD as the reporting currency. All assets and liabilities denominated in foreign functional currencies are translated into U.S. dollars at the closing exchange rate on the balance sheet date and equity balances are translated at historical rates. Revenues, costs and expenses in foreign functional currencies are translated at the average rate of exchange during the period. Translation adjustments arising from the use of different exchange rates from period to period are included as a component of shareholders’ deficit as “accumulated other comprehensive income (loss).” Gains and losses resulting from foreign currency transactions are included in the statement of operations and comprehensive income / (loss) as other income (expense).

Fixed assets

Fixed assets (including leasehold improvements) are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed utilizing the straight-line method over the estimated useful lives of the related assets. The estimated salvage value is considered as NIL. Amortization of leasehold improvements is computed utilizing the straight-line method over the estimated benefit period of the related assets, which may not exceed 15 years, or the lease term, if shorter. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. In case of sale or disposal of an asset, the cost and related accumulated depreciation are removed from the combined financial statements.

Useful lives of the fixed assets are as follows:

Furniture & Fittings	5 years
Improvements to lease hold assets	Lease term
Office equipment	5 years
Computer equipment (Data Processing Equipment)	5 years
Website development	5 years

Impairment of Long-Lived Assets

The Company reviews long-lived assets, such as property, plant, and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale would be presented separately in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Fair Value Measurements and Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Revenue Recognition, Deferred& Accrued Revenue

The Company recognizes revenue from the sales of software licenses and related services in accordance with ASC Topic 605, Revenue Recognition. ASC Topic 605 sets forth guidance as to when revenue is realized or realizable and earned, which is generally when all of the following criteria are met:

●	Persuasive evidence of an arrangement exists. Evidence of an arrangement generally consists of a contract or purchase order signed by the customer.

●	Delivery has occurred or services have been performed. Services are considered delivered as the work is performed or, in the case of maintenance, over the contractual service period. The Company uses written evidence of customer acceptance to verify delivery or completion of any performance terms.

●	The seller’s price to the buyer is fixed or determinable. The Company assesses whether the sales price is fixed or determinable based on payment terms associated with the transaction and whether the sales price is subject to refund or adjustment.

●	Collectability is reasonably assured. The Company assesses collectability primarily based on the creditworthiness of the customer as determined by credit checks and related analysis, as well as the Customer’s payment history, economic conditions in the customer’s industry and geographic location and general economic conditions. If we do not consider collection of a fee to be probable, we defer the revenue until the fees are collected, provided all other conditions for revenue recognition have been met.

The Company typically licenses its products on a per server, per user basis with the price per customer varying based on the selection of the products licensed, the number of site installations and the number of authorized users. Currently, Duo is offering two major products from which it generates its revenue which are “Duo Contact” & “Duo Subscribe”.In the case of “Duo Contact”, Duo offers license to use software to its clients under an agreement. Invoices are raised monthly over the term of agreement. Then it recognizes revenue monthly over the term of the underlying arrangement.In the case of “Duo Subscribe”, Duo sells its software license alongwith software implementation and annual maintenance services under an agreement with various clients. The Company raises invoice on key milestone basis as defined in the agreement. Then it recognizes revenue on the basis of stage ofcompletion basis. Revenues from consulting and training services are typically recognized as the services are performed.

The Company offers annual maintenance programs on its licenses that provide for technical support and updates to the Company’s software products. Maintenance fees are bundled with license fees in the initial licensing period and charged separately for renewals of annual maintenance in subsequent years. Fair value for maintenance is based upon either renewal rates stated in the contracts or separate sales of renewals to customers. Revenue is recognized ratably, or daily, over the term of the maintenance period, which is typically one year.

For the years ended March 31, 2014 and 2013, the Company received only cash as consideration for sale of licenses and related services rendered.

At March 31, 2014 and 2013, the Company had following concentrations of accounts receivables with customers:

Customer	31-Mar-14	31-Mar-13

Megamedia	36.73%	12.30%
DEN Networks	14.36%	6.50%
Mediatama	12.11%	9.55%
Digicable	8.74%	4.56%
Fastway	8.00%	6.24%
Hutchison	4.74%	2.56%
Pentavision	3.53%	3.00%
Technosat	3.01%	1.57%
Dish Media	2.86%	25.42%
Infinity	0.00%	17.26%
Other 14 receivables	5.91%	11.04%
	100.00%	100.00%

For the years ended March 31, 2014 and 2013, the Company had following concentrations of revenues with customers:

Customer	March 31, 2014	March 31, 2013

Megamedia	23.46%	9.67%
DEN Networks	19.23%	16.13%
Hutchison	14.10%	18.48%
Mediatama	11.01%	4.12%
Digicable	10.20%	8.94%
Dish Media	5.27%	18.99%
HelloCorp	3.51%	5.18%
Fastway (DSI)	2.24%	7.38%
Other 19 customers	10.99%	11.10%
	100.00%	100.00%

Deferred Revenue -Deferred revenue represents advance payments for software licenses, services, and maintenance billed in advance of the time revenue is recognized. As at March 31, 2014 and 2013, deferred revenue was $125,290 and $74,737 respectively.

Accrued Revenue/Unbilled Accounts Receivable -Accrued revenue/Unbilled accounts receivable primarily occur due to the timing of the respective billings, which occur subsequent to the end of each reporting period. As at March 31, 2014 and 2013, unbilled/accrued revenues were $148,571 and $105,505 respectively.

Cost of Revenue

Cost of revenue mainly includes product implementation costs related to the products offered by Duo. These costs include the cost of personnel to conduct implementations, customer support, consulting, and other personnel-related expenses.The aggregate cost related to the software licenses implementations including support, consulting services pertaining to the revenue recognized during the reporting period, is recognized as Cost of Revenue.

Product research and development

Product research and development expenses consist primarily of salary and benefits for the Company’s development and technical support staff, contractors’ fees and other costs associated with the enhancements of existing products and services and development of new products and services. Costs incurred for software development prior to technological feasibility are expensed as product research and development costs in the period incurred. Once the point of technological feasibility is reached, which is generally the completion of a working prototype that has no critical bugs and is a release candidate; development costs are capitalized until the product is ready for general release and are classified within “Intangibles assets” in the accompanying combined balance sheets. The Company amortizes capitalized software development costs using the greater of the ratio of the products’ current gross revenues to the total of current gross revenues and expected gross revenues or on a straight-line basis over the estimated economic life of the related product, which is typically four years.

During the years ending on March 31, 2014 and 2013, Company capitalized product development $239,770 and $260,332 respectively.

Advertising Costs

The Company expenses advertising costs as incurred. The amount expensed during the years ended March 31, 2014 and 2013 was $30,098 and $6,204, respectively and is included in selling and distribution expense in the accompanying combined statements of operations.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Comprehensive Income

The Comprehensive Income Topic of the FASB Accounting Standards Codification establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements.Comprehensive incomefrom April 1, 2012 through March 31, 2014, includes only foreign currency translation gains (losses), and is presented in the Company’s combined statements of comprehensive income.

Changes in Accumulated Other Comprehensive Income (Loss) by Component during the years ending on March 31, 2014 and 2013 were as follows:

Foreign Currency Translation gains (losses)

Balance, March 31, 2012	$51,962
Translation rate gain (loss)	(49,501)
Balance, March 31, 2013	2,461

Translation rate gain (loss)	18,720
Balance, March 31, 2014	$21,180

Recent Accounting Pronouncements

The Company has reviewed accounting pronouncements that were issued as of March 31, 2014 and does not believe that these pronouncements are applicable to the Company, or that they will have a material impact on the Company’s financial position or results of operations.